ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) $ in Millions						3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 06, 2021 USD ($)	Jan. 06, 2021 HKD ($)	Jun. 22, 2020 shares	Mar. 01, 2019 USD ($) shares	Apr. 11, 2018 shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)
Stock Issued During Period, Value, Acquisitions											$ 9,773,989
Net Income (Loss) Attributable to Parent						$ 855,804	$ 389,988	$ 1,752,213	$ 1,109,717	$ 1,779,736	(3,255,564)
Jiujiu Group Stock Co., Ltd [Member]
Ownership percentage				100.00%
DaXingHuaShang Investment Group Limited [Member]
Business combination, consideration transferred	$ 12,000,000
Net Income (Loss) Attributable to Parent	$ 600,000	$ 5									$ 400,000	$ 3
DaXingHuaShang Investment Group Limited [Member] | Da Xing Hua Shang Investment Hong Kong Limited [Member]
Ownership percentage	70.00%	70.00%
Share Exchange Agreement [Member] | DaXingHuaShang Investment Group Limited [Member]
Stock Issued During Period, Shares, New Issues | shares					15,000,000
Sale And Purchase Agreement [Member] | Jiujiu Group Stock Co., Ltd [Member]
Stock Issued During Period, Shares, Acquisitions | shares				5
Ownership percentage				100.00%
Stock Issued During Period, Value, Acquisitions				$ 150
Sale And Purchase Agreement [Member] | Jiujiu Group Stock Co., Ltd [Member]
Stock Issued During Period, Shares, Acquisitions | shares				5
Stock Issued During Period, Value, Acquisitions				$ 150
Xixingdao Agreement [Member] | Qianhai Da Xing Hua Shang Investment Shenzhen Co Ltd [Member]
Ownership percentage			90.00%
Xixingdao Agreement [Member] | QHDX [Member]
Stock Issued During Period, Shares, Acquisitions | shares			243,134